Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Current assets:
Cash and cash equivalents	$ 215,111	$ 105,947	$ 82,283
Trade receivables, net of allowances	79,605	52,623	43,992
Inventories	130,626	115,391	110,899
Prepaid expenses	10,323	6,037	5,206
Other current assets	875	10,592	6,289
Total current assets	436,540	290,590	248,669
Property, plant and equipment, net	235,229	208,694	180,821
Goodwill	951,190	944,298	944,298
Intangible assets, net	306,095	342,418	402,622
Other assets	1,268	2,263
Deferred financing costs, net		865	1,222
Other assets, excluding deferred financing costs		1,398	1,548
Total assets	1,930,322	1,788,263	1,779,180
Current liabilities:
Accounts payable	36,414	47,479	35,877
Accrued rebates	22,770	22,733	19,756
Accrued interest	1,185	13,578	13,166
Current portion of long-term debt obligations	0	8,304	8,304
Accrued expenses and other liabilities	47,222	47,903	32,696
Total current liabilities	107,591	139,997	109,799
Deferred income taxes	26,732	34,003	39,474
Finance lease obligations-less current portion	10,901	11,181	8,405
Long-term debt-less current portion	506,656	1,103,313	1,107,989
Other non-current liabilities	8,929	9,746	7,960
Total liabilities	660,809	1,298,240	1,273,627
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at June 30, 2020 and September 30, 2019, respectively	0
Additional paid-in capital	1,488,474	652,493	648,129
Accumulated deficit	(219,116)	(162,578)	(142,576)
Total stockholders' equity	1,269,513	490,023	505,553
Total liabilities and stockholders' equity	1,930,322	1,788,263	1,779,180
Common Class A [Member]
Stockholders' equity:
Common stock	122	75
Total stockholders' equity	122	75	75
Common Class B [Member]
Stockholders' equity:
Common stock	33	33
Total stockholders' equity	$ 33	33	$ 33
Previously Reported [Member]
Stockholders' equity:
Additional paid-in capital		$ 652,601